Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of transactions and balances with equity accounted units
Transactions and balances with equity accounted units are summarised below. Purchases, trade and other receivables, and trade and other payables, relate largely to amounts charged by equity accounted units for toll processing of alumina and purchasing of bauxite and aluminium. Sales relate largely to sales of alumina to equity accounted units for smelting into aluminium.

	2022 US$m	2021 US$m	2020 US$m
Income statement items
Purchases from equity accounted units	(1,429)	(1,167)	(960)
Sales to equity accounted units	563	432	271

Cash flow statement items
Dividends from equity accounted units	879	1,431	594
Net (funding of)/receipts from equity accounted units	(75)	6	(43)

Balance sheet items
Investments in equity accounted units(a)	3,298	3,504	3,764
Loans to equity accounted units	—	—	41
Trade and other receivables: amounts due from equity accounted units(b)	297	251	251
Trade and other payables: amounts due to equity accounted units	(294)	(253)	(241)
(a)Investments in equity accounted units include quasi-equity loans. Further information about investments in equity accounted units is set out in note 32.
(b)This includes prepayments of tolling charges.